Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Commercial loans (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	$ 22,617,981
Ending balance		$ 22,617,981
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	869
New financial assets originated or purchased	58,828	291,865
Financial assets that have been derecognized	(182,871)	(162,519)
Foreign exchange and other movements	(12,885)	(4,773)
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981	23,134,814
- Charge-offs	(139,925)	(315,765)
- Changes due to modifications that did not result in derecognition	(188,427)	(265,977)
New financial assets originated or purchased	7,663,802	8,916,631
Financial assets that have been derecognized	(6,828,130)	(8,450,587)
Foreign exchange and other movements	(247,232)	(401,135)
Ending balance	22,878,069	22,617,981
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799	15,460,544
- Charge-offs	(61,555)	(168,662)
- Changes due to modifications that did not result in derecognition	(118,519)	(174,255)
New financial assets originated or purchased	5,168,150	6,663,157
Financial assets that have been derecognized	(4,889,992)	(6,708,654)
Foreign exchange and other movements	(160,131)	263,331
Ending balance	14,746,752	14,808,799
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	(789)
New financial assets originated or purchased	122,340	414,765
Financial assets that have been derecognized	(231,416)	(244,413)
Foreign exchange and other movements	(18,506)	(4,777)
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981
Ending balance	22,878,069	22,617,981
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799
Ending balance	14,746,752	14,808,799
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954
Ending balance		1,088,954
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	1,875	(3,089)
New financial assets originated or purchased	45,960	235,149
Financial assets that have been derecognized	(85,600)	(191,909)
Net transfer from (to) group assessed	(81,821)	371,972
Foreign exchange and other movements	(23,918)	66,523
Ending balance	944,951	1,088,954
Individually assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	1,875	(3,089)
New financial assets originated or purchased	45,960	235,149
Financial assets that have been derecognized	(85,600)	(191,909)
Net transfer from (to) group assessed	(81,821)	371,972
Foreign exchange and other movements	(23,918)	(66,523)
Ending balance	944,951	1,088,954
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	100,922
Ending balance		100,922
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2		(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	4,704	32,170
Financial assets that have been derecognized	(67,355)	(13,399)
Net transfer from (to) group assessed	3,510	49,231
Foreign exchange and other movements		25,096
Ending balance	41,781	100,922
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2		(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	4,704	32,170
Financial assets that have been derecognized	(67,355)	(13,399)
Net transfer from (to) group assessed	3,510	49,231
Foreign exchange and other movements		(25,096)
Ending balance	41,781	100,922
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	499,537
Ending balance		499,537
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	(11,126)	7,573
- Net Transfer to stage 3	(1,927)	(84,512)
- Changes due to modifications that did not result in derecognition	(727)	(1,810)
New financial assets originated or purchased	39,822	80,355
Financial assets that have been derecognized	(16,337)	(73,546)
Net transfer from (to) group assessed	(42,345)	170,722
Foreign exchange and other movements	(7,398)	79,267
Ending balance	459,499	499,537
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	(11,126)	7,573
- Net Transfer to stage 3	(1,927)	(84,512)
- Changes due to modifications that did not result in derecognition	(727)	(1,810)
New financial assets originated or purchased	39,822	80,355
Financial assets that have been derecognized	(16,337)	(73,546)
Net transfer from (to) group assessed	(42,345)	170,722
Foreign exchange and other movements	(7,398)	(79,267)
Ending balance	459,499	499,537
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	488,495
Ending balance		488,495
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	11,126
- Net Transfer to stage 3	1,927	89,922
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	2,602	(1,279)
New financial assets originated or purchased	1,434	122,624
Financial assets that have been derecognized	(1,908)	(104,964)
Net transfer from (to) group assessed	(42,986)	152,019
Foreign exchange and other movements	(16,520)	(37,840)
Ending balance	443,671	488,495
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	11,126
- Net Transfer to stage 3	1,927	89,922
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	2,602	(1,279)
New financial assets originated or purchased	1,434	122,624
Financial assets that have been derecognized	(1,908)	(104,964)
Net transfer from (to) group assessed	(42,986)	152,019
Foreign exchange and other movements	(16,520)	37,840
Ending balance	443,671	488,495
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	21,529,027
Ending balance		21,529,027
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,529,027	22,524,308
- Charge-offs	(139,426)	(315,567)
- Changes due to modifications that did not result in derecognition	(190,302)	(262,888)
New financial assets originated or purchased	7,617,842	8,681,482
Financial assets that have been derecognized	(6,742,530)	(8,258,678)
Net transfer from (to) group assessed	81,821	(371,972)
Foreign exchange and other movements	(223,314)	(467,658)
Ending balance	21,933,118	21,529,027
Collectively assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	13,719,845	14,850,038
- Charge-offs	(61,056)	(168,464)
- Changes due to modifications that did not result in derecognition	(120,394)	(171,166)
New financial assets originated or purchased	5,122,190	6,428,008
Financial assets that have been derecognized	(4,804,392)	(6,516,745)
Net transfer from (to) group assessed	81,821	(371,972)
Foreign exchange and other movements	(136,213)	329,854
Ending balance	13,801,801	13,719,845
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	16,327,018
Ending balance		16,327,018
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	16,327,018	18,691,115
Changes in the allowances - Net Transfer to stage 1	579,715	627,546
- Net Transfer to stage 2	(844,391)	(1,791,800)
- Net Transfer to stage 3	(34,725)	(69,979)
- Charge-offs	(2,156)	(15,705)
- Changes due to modifications that did not result in derecognition	(171,420)	(235,650)
New financial assets originated or purchased	6,780,677	6,798,612
Financial assets that have been derecognized	(5,410,008)	(7,224,940)
Net transfer from (to) group assessed	(3,510)	(49,231)
Foreign exchange and other movements	(184,315)	(402,950)
Ending balance	17,036,885	16,327,018
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	10,427,978	12,445,411
Changes in the allowances - Net Transfer to stage 1	197,566	196,395
- Net Transfer to stage 2	(393,788)	(829,499)
- Net Transfer to stage 3	(19,392)	(37,142)
- Charge-offs	(34)	(443)
- Changes due to modifications that did not result in derecognition	(118,577)	(156,731)
New financial assets originated or purchased	4,693,301	5,000,040
Financial assets that have been derecognized	(3,957,353)	(5,865,418)
Net transfer from (to) group assessed	(3,510)	(49,231)
Foreign exchange and other movements	(121,124)	275,404
Ending balance	10,705,067	10,427,978
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	4,277,136
Ending balance		4,277,136
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	4,277,136	2,864,199
Changes in the allowances - Net Transfer to stage 1	(573,869)	(601,963)
- Net Transfer to stage 2	903,704	1,876,532
- Net Transfer to stage 3	(119,377)	(153,174)
- Charge-offs	(18,032)	(38,228)
- Changes due to modifications that did not result in derecognition	(22,719)	(25,330)
New financial assets originated or purchased	789,483	1,474,294
Financial assets that have been derecognized	(1,205,525)	(837,836)
Net transfer from (to) group assessed	42,345	(170,722)
Foreign exchange and other movements	(42,605)	(110,636)
Ending balance	4,030,541	4,277,136
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,564,516	1,725,817
Changes in the allowances - Net Transfer to stage 1	(196,331)	(188,266)
- Net Transfer to stage 2	421,591	848,497
- Net Transfer to stage 3	(69,611)	(95,739)
- Charge-offs	(102)	(2,370)
- Changes due to modifications that did not result in derecognition	(4,910)	(11,529)
New financial assets originated or purchased	426,540	1,070,353
Financial assets that have been derecognized	(762,712)	(508,072)
Net transfer from (to) group assessed	42,345	(170,722)
Foreign exchange and other movements	(20,500)	103,453
Ending balance	2,400,826	2,564,516
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	924,873
Ending balance		924,873
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	924,873	968,994
Changes in the allowances - Net Transfer to stage 1	(5,846)	(25,583)
- Net Transfer to stage 2	(59,313)	(84,732)
- Net Transfer to stage 3	154,102	223,153
- Charge-offs	(119,238)	(261,634)
- Changes due to modifications that did not result in derecognition	3,837	(1,908)
New financial assets originated or purchased	47,682	408,576
Financial assets that have been derecognized	(126,997)	(195,902)
Net transfer from (to) group assessed	42,986	(152,019)
Foreign exchange and other movements	3,606	45,928
Ending balance	865,692	924,873
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	727,351	678,810
Changes in the allowances - Net Transfer to stage 1	(1,235)	(8,129)
- Net Transfer to stage 2	(27,803)	(18,998)
- Net Transfer to stage 3	89,003	132,881
- Charge-offs	(60,920)	(165,651)
- Changes due to modifications that did not result in derecognition	3,093	(2,906)
New financial assets originated or purchased	2,349	357,615
Financial assets that have been derecognized	(84,327)	(143,255)
Net transfer from (to) group assessed	42,986	(152,019)
Foreign exchange and other movements	5,411	(49,003)
Ending balance	$ 695,908	$ 727,351